CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 33,000	$ 14,000
Preferred stock par value	$ 1.00	$ 1.00	$ 1.00
Preferred stock shares authorized	3,000,000	3,000,000	3,000,000
Preferred stock shares issued	0	0	0
Common stock par value share	$ 0.05	$ 0.05	$ 0.05
Common stock shares authorized	30,000,000	30,000,000	30,000,000
Common stock shares issued	9,720,627	9,321,927	9,252,749
Common stock shares outstanding	9,720,627	9,321,927	9,252,749
[custom:AllowanceForDoubtfulAccountsReceivableCurrent1-0]		$ 121,000	$ 154,000